Intangible Assets other than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Within one year	$ 2,770
Year Two	2,770
Year Three	2,770
Year Four	2,770
Year Five	2,768
Thereafter	32,345
Total	46,193
Por terminal operating rights [Member]
Finite-Lived Intangible Assets [Line Items]
Within one year	995
Year Two	995
Year Three	995
Year Four	995
Year Five	995
Thereafter	32,345
Total	37,320
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,773
Thereafter	0
Total	$ 8,873